FAIR VALUE MEASUREMENTS - Schedule of Significant Inputs to Calculation of Fair Value Claim Settlement Liability (Details) - Claims Settlement Liability [Member] - Level 3 [Member]	12 Months Ended
Dec. 31, 2025 $ / shares
Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.75
Expected term (in years)	6 months
Expected volatility	143.10%
Risk-free interest rate	3.80%
Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 1.55
Expected term (in years)	8 months 12 days
Expected volatility	213.40%
Risk-free interest rate	4.20%